Schedule of Investments (unaudited) March 31, 2019	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.7%

Energy Equipment & Services — 5.7%
Baker Hughes a GE Co.(a)	254,300	$7,049,196
Halliburton Co.(a)	286,800	8,403,240
Patterson-UTI Energy, Inc.(a)	146,798	2,058,108
Schlumberger Ltd.(a)	119,974	5,227,267

		22,737,811

Oil, Gas & Consumable Fuels — 92.0%
Anadarko Petroleum Corp.(a)	196,203	8,923,312
BP PLC	4,724,300	34,305,378
Cairn Energy PLC(b)	1,531,278	3,227,271
Canadian Natural Resources Ltd.	420,840	11,554,323
Chevron Corp.(a)(c)	120,485	14,841,342
CNOOC Ltd.	2,213,000	4,122,110
Concho Resources, Inc.(a)	103,769	11,514,208
ConocoPhillips(a)	276,850	18,476,969
EOG Resources, Inc.(a)	139,700	13,296,646
EQT Corp.	218,550	4,532,727
Exxon Mobil Corp.(a)(c)	549,352	44,387,642
Galp Energia SGPS SA	351,365	5,630,163
Hess Corp.(a)	46,250	2,785,638
Kosmos Energy Ltd.	858,126	5,346,125
Marathon Petroleum Corp.(a)	238,035	14,246,395
Noble Energy, Inc.(a)	296,914	7,342,683
Oil Search Ltd.	877,163	4,880,307
Pioneer Natural Resources Co.(a)	78,426	11,942,711
Royal Dutch Shell PLC - ADR, Class A(a)	727,400	45,527,966

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class A	190,298	$5,980,289
Suncor Energy, Inc.	526,020	17,047,874
TOTAL SA	571,853	31,823,211
TransCanada Corp.	361,200	16,222,714
Valero Energy Corp.(a)	167,488	14,208,007
Williams Cos., Inc.(a)	545,400	15,663,888

		367,829,899

Total Long-Term Investments — 97.7% (Cost — $388,035,416)		390,567,710

Short-Term Securities — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.37%(d)(e)	11,754,822	11,754,822

Total Short-Term Securities — 2.9% (Cost — $11,754,822)		11,754,822

Total Investments Before Options Written — 100.6% (Cost — $399,790,238)		402,322,532

Options Written — (0.7)% (Premiums Received — $2,686,074)		(2,768,645)

Total Investments, Net of Options Written — 99.9% (Cost — $397,104,164)		399,553,887

Other Assets Less Liabilities — 0.1%		228,074

Net Assets — 100.0%		$399,781,961

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,006,975	6,747,847	11,754,822	$11,754,822	$35,803	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Energy and Resources Trust (BGR)

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP— British Pound

HKD — Hong Kong Dollar

USD — United States Dollar

Portfolio Abbreviations

ADR — American Depositary Receipts

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Anadarko Petroleum Corp.	144	04/05/19	USD	49.51	USD	655	$(342)
Canadian Natural Resources Ltd.	481	04/05/19	CAD	37.50	CAD	1,765	(6,839)
ConocoPhillips	37	04/05/19	USD	73.00	USD	247	(111)
EOG Resources, Inc.	92	04/05/19	USD	100.00	USD	876	(1,058)
Halliburton Co.	97	04/05/19	USD	33.00	USD	284	(194)
Marathon Petroleum Corp.	116	04/05/19	USD	66.50	USD	694	(348)
Pioneer Natural Resources Co.	51	04/05/19	USD	148.00	USD	777	(27,030)
Pioneer Natural Resources Co.	47	04/05/19	USD	137.00	USD	716	(73,555)
Valero Energy Corp.	68	04/05/19	USD	83.00	USD	577	(16,184)
Williams Cos., Inc.	234	04/05/19	USD	27.50	USD	672	(29,952)
ConocoPhillips	158	04/12/19	USD	68.00	USD	1,054	(10,507)
Exxon Mobil Corp.	273	04/12/19	USD	80.00	USD	2,206	(39,858)
Hess Corp.	100	04/12/19	USD	58.00	USD	602	(29,700)
Williams Cos., Inc.	233	04/12/19	USD	27.00	USD	669	(42,290)
Patterson-UTI Energy, Inc.	343	04/17/19	USD	14.65	USD	481	(7,826)
Anadarko Petroleum Corp.	130	04/18/19	USD	45.00	USD	591	(21,450)
Baker Hughes a GE Co.	53	04/18/19	USD	26.00	USD	147	(10,335)
Baker Hughes a GE Co.	269	04/18/19	USD	27.00	USD	746	(32,280)
Canadian Natural Resources Ltd.	228	04/18/19	CAD	38.00	CAD	837	(5,545)
Chevron Corp.	138	04/18/19	USD	120.00	USD	1,700	(58,650)
Concho Resources, Inc.	173	04/18/19	USD	105.00	USD	1,920	(122,830)
Concho Resources, Inc.	190	04/18/19	USD	122.75	USD	2,108	(5,363)
ConocoPhillips	355	04/18/19	USD	70.00	USD	2,369	(12,602)
EOG Resources, Inc.	91	04/18/19	USD	100.00	USD	866	(6,643)
Exxon Mobil Corp.	379	04/18/19	USD	80.00	USD	3,062	(62,914)
Halliburton Co.	167	04/18/19	USD	32.50	USD	489	(835)
Hess Corp.	61	04/18/19	USD	60.00	USD	367	(12,200)
Marathon Petroleum Corp.	165	04/18/19	USD	65.00	USD	988	(2,062)
Marathon Petroleum Corp.	85	04/18/19	USD	62.00	USD	509	(5,397)
Noble Energy, Inc.	362	04/18/19	USD	25.00	USD	895	(25,340)
Pioneer Natural Resources Co.	92	04/18/19	USD	140.00	USD	1,401	(121,440)
Royal Dutch Shell PLC, Class A	360	04/18/19	USD	65.00	USD	2,253	(5,400)
Schlumberger Ltd.	100	04/18/19	USD	47.50	USD	436	(1,200)
Suncor Energy, Inc.	839	04/18/19	CAD	46.00	CAD	3,634	(4,395)
TransCanada Corp.	326	04/18/19	CAD	60.50	CAD	1,957	(12,929)
Valero Energy Corp.	136	04/18/19	USD	87.50	USD	1,154	(10,948)

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Williams Cos., Inc.	281	04/18/19	USD	28.00	USD	807	$(28,943)
Baker Hughes a GE Co. Class A	1	04/24/19	USD	27.45	USD	3	(106)
Williams Cos., Inc.	322	04/25/19	USD	27.90	USD	925	(39,547)
Anadarko Petroleum Corp.	63	04/26/19	USD	45.00	USD	287	(12,474)
Anadarko Petroleum Corp.	71	04/26/19	USD	48.00	USD	323	(5,005)
ConocoPhillips	108	04/26/19	USD	68.00	USD	721	(17,172)
EOG Resources, Inc.	112	04/26/19	USD	97.50	USD	1,066	(21,224)
EOG Resources, Inc.	82	04/26/19	USD	90.00	USD	780	(52,070)
Exxon Mobil Corp.	293	04/26/19	USD	80.50	USD	2,367	(50,836)
Halliburton Co.	403	04/26/19	USD	30.00	USD	1,181	(30,024)
Marathon Petroleum Corp.	184	04/26/19	USD	61.50	USD	1,101	(22,264)
Royal Dutch Shell PLC, Class A	341	04/26/19	USD	61.00	USD	2,134	(76,725)
Royal Dutch Shell PLC, Class A	427	04/26/19	USD	63.50	USD	2,673	(27,755)
Schlumberger Ltd.	114	04/26/19	USD	44.50	USD	497	(10,887)
Valero Energy Corp.	67	04/26/19	USD	82.00	USD	568	(30,318)
Baker Hughes a GE Co. Class A	53	05/01/19	USD	27.87	USD	147	(4,593)
Anadarko Petroleum Corp.	71	05/03/19	USD	47.00	USD	323	(11,608)
Chevron Corp.	213	05/03/19	USD	126.00	USD	2,624	(51,014)
ConocoPhillips	152	05/03/19	USD	69.00	USD	1,014	(17,328)
Exxon Mobil Corp.	344	05/03/19	USD	81.50	USD	2,780	(47,300)
Halliburton Co.	193	05/03/19	USD	30.50	USD	565	(13,027)
Pioneer Natural Resources Co.	84	05/03/19	USD	155.00	USD	1,279	(38,220)
Schlumberger Ltd.	69	05/03/19	USD	44.00	USD	301	(9,177)
Valero Energy Corp.	104	05/03/19	USD	88.50	USD	882	(15,444)
Williams Cos., Inc.	227	05/03/19	USD	29.00	USD	652	(13,620)
Baker Hughes a GE Co. Class A	269	05/08/19	USD	28.20	USD	746	(24,057)
Anadarko Petroleum Corp.	144	05/10/19	USD	47.50	USD	655	(22,464)
Exxon Mobil Corp.	309	05/10/19	USD	81.00	USD	2,497	(53,303)
Halliburton Co.	143	05/10/19	USD	30.00	USD	419	(13,728)
Valero Energy Corp.	104	05/10/19	USD	89.00	USD	882	(16,952)
Williams Cos., Inc.	289	05/10/19	USD	29.00	USD	830	(19,652)
Anadarko Petroleum Corp.	63	05/17/19	USD	47.50	USD	287	(10,804)
Canadian Natural Resources Ltd.	423	05/17/19	CAD	38.00	CAD	1,552	(29,912)
Chevron Corp.	70	05/17/19	USD	125.00	USD	862	(16,415)
ConocoPhillips	158	05/17/19	USD	70.00	USD	1,054	(17,854)
EOG Resources, Inc.	111	05/17/19	USD	97.50	USD	1,056	(35,798)
Exxon Mobil Corp.	324	05/17/19	USD	80.00	USD	2,618	(77,112)
Marathon Petroleum Corp.	184	05/17/19	USD	62.50	USD	1,101	(26,036)
Marathon Petroleum Corp.	99	05/17/19	USD	65.00	USD	593	(6,732)
Noble Energy, Inc.	390	05/17/19	USD	25.00	USD	964	(49,725)
Patterson-UTI Energy, Inc.	170	05/17/19	USD	15.00	USD	238	(8,075)
Royal Dutch Shell PLC, Class A	922	05/17/19	USD	65.00	USD	5,771	(48,405)
Schlumberger Ltd.	136	05/17/19	USD	45.00	USD	593	(15,912)
TransCanada Corp.	327	05/17/19	CAD	60.00	CAD	1,963	(33,768)
Valero Energy Corp.	107	05/17/19	USD	90.00	USD	908	(15,140)
Williams Cos., Inc.	322	05/17/19	USD	28.00	USD	925	(43,792)

							$(2,058,869)

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Energy and Resources Trust (BGR)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BP PLC	Goldman Sachs International	566,500	04/03/19	GBP	5.57	GBP	3,161	$(44,817)
Galp Energia SGPS SA	Citibank N.A.	36,800	04/03/19	EUR	14.28	EUR	526	(7,577)
Suncor Energy, Inc.	Credit Suisse International	11,400	04/03/19	CAD	44.58	CAD	494	(386)
TOTAL SA	Credit Suisse International	35,600	04/04/19	EUR	50.23	EUR	1,766	(8,696)
Noble Energy, Inc.	JPMorgan Chase Bank N.A.	29,000	04/05/19	USD	23.60	USD	717	(36,074)
Baker Hughes a GE Co.	Deutsche Bank AG	24,500	04/08/19	USD	25.50	USD	679	(56,721)
Galp Energia SGPS SA	Goldman Sachs International	37,800	04/09/19	EUR	14.74	EUR	540	(3,888)
BP PLC	Goldman Sachs International	270,000	04/10/19	GBP	5.46	GBP	1,507	(53,480)
TOTAL SA	Credit Suisse International	59,600	04/11/19	EUR	51.08	EUR	2,957	(12,019)
CNOOC Ltd.	UBS AG	407,000	04/16/19	HKD	14.11	HKD	5,950	(35,979)
Canadian Natural Resources Ltd.	Goldman Sachs International	17,000	04/17/19	CAD	37.90	CAD	624	(7,567)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	182,800	04/17/19	AUD	8.55	AUD	1,433	(933)
TOTAL SA	Credit Suisse International	40,000	04/17/19	EUR	51.17	EUR	1,984	(10,688)
BP PLC	Credit Suisse International	270,000	04/23/19	GBP	5.49	GBP	1,507	(58,912)
TOTAL SA	Credit Suisse International	33,100	04/24/19	EUR	51.68	EUR	1,642	(7,443)
TransCanada Corp.	Credit Suisse International	34,800	04/25/19	CAD	61.21	CAD	2,089	(10,191)
Suncor Energy, Inc.	Credit Suisse International	23,800	04/29/19	CAD	45.24	CAD	1,031	(6,341)
Canadian Natural Resources Ltd.	Credit Suisse International	17,000	04/30/19	CAD	37.70	CAD	624	(8,033)
Royal Dutch Shell PLC, Class A	Barclays Bank PLC	49,500	05/01/19	USD	63.76	USD	3,098	(37,714)
BP PLC	Goldman Sachs International	309,800	05/02/19	GBP	5.62	GBP	1,729	(49,957)
Suncor Energy, Inc.	Credit Suisse International	23,800	05/02/19	CAD	45.24	CAD	1,031	(7,082)
TransCanada Corp.	Credit Suisse International	26,300	05/02/19	CAD	58.96	CAD	1,579	(37,555)
BP PLC	Goldman Sachs International	237,200	05/08/19	GBP	5.57	GBP	1,324	(48,589)
Galp Energia SGPS SA	Credit Suisse International	48,300	05/08/19	EUR	14.34	EUR	690	(23,682)
Oil Search Ltd.	UBS AG	124,300	05/08/19	AUD	8.02	AUD	975	(14,725)
Royal Dutch Shell PLC, Class A	Morgan Stanley & Co. International PLC	26,000	05/09/19	GBP	24.98	GBP	627	(7,952)
Suncor Energy, Inc.	Royal Bank of Canada	41,200	05/10/19	CAD	45.50	CAD	1,784	(13,412)
TOTAL SA	UBS AG	31,800	05/14/19	EUR	50.03	EUR	1,578	(34,491)
CNOOC Ltd.	Goldman Sachs International	368,000	05/15/19	HKD	14.67	HKD	5,380	(27,288)
Royal Dutch Shell PLC, Class A	UBS AG	40,700	05/15/19	GBP	23.98	GBP	982	(37,584)

								$(709,776)

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Energy and Resources Trust (BGR)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Energy Equipment & Services	$22,737,811	$—	$—	$22,737,811
Oil, Gas & Consumable Fuels	277,861,170	89,968,729	—	367,829,899
Short-Term Securities	11,754,822	—	—	11,754,822

	$312,353,803	$89,968,729	$—	$402,322,532

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(1,964,106)	$(804,539)	$—	$(2,768,645)

(a)	Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2019, there were no transfers between levels.

5